Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net (loss) income	$ (10,218)	$ 10,159	$ (13,097)
Net income from operations disposed	3,837	381	596
Net (loss) income from continuing operations	(14,055)	9,778	(13,693)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Impairment of long-lived assets	1,750	0	0
Amortization of acquired intangible assets	2,122	4,234	3,744
Amortization of land use rights	54	46	48
Amortization of deferred financing costs	78	387	263
Inventory provision			7,254
Warranty provision	(71)	13	(51)
Provisions for doubtful accounts	3,855	1,251	474
Depreciation	2,537	3,436	3,532
Change in fair value of put option	6,510	210	210
Other operating income-net gain from the sale of real estate		(14,939)
Changes in operating assets and liabilities:
Accounts receivable	17,140	(8,026)	(15,419)
Amount due from a related party	(1,692)	(929)	(68)
Notes receivable			424
Inventories	4,571	(1,827)	(488)
Prepaid expenses and other current assets	17,422	(11,667)	(8,667)
Other long-term prepaid expenses	(1,861)
Accounts payable	(4,510)	(2,839)	(5,489)
Notes payable	(5,920)	6,024	(9,550)
Amount due to a related party			(176)
Accrued expenses and other current liabilities	(3,571)	7,914	(3,687)
Advance from customers	(2,064)	1,375	599
Deferred revenue	(2,854)	(1,841)	(1,941)
Income tax payable		(106)	649
Net cash provided by (used in) operating activities from discontinued operations		(395)	7,924
Net cash (used in) provided by operating activities	19,441	(7,901)	(34,108)
Investing activities:
Purchase of property, plant and equipment	(40,821)	(2,118)	(57,229)
Purchase of intangible assets	(597)	(1,720)	(5,846)
Amount received for the sale of property		10,710	12,907
Disposal of land use right			1,649
(Increased) decreased in restricted cash	2,960	(3,012)	4,775
Loan to third party	(51,799)
Disposal of a subsidiary			3,770
Net cash (used in) provided by investing activities from discontinued operations	65,093	11,139	(90,175)
Net cash (used in) provided by investing activities	(25,164)	14,999	(130,149)
Financing activities:
Capital repayment to a noncontrolling shareholder			(8,120)
Proceeds from a long-term loan		12,877
Proceeds from short-term loans	3,604	15,738	20,251
Repayment to a long-term loan	(666)	(753)	(1,592)
Repayment to short-term loans	(7,400)	(28,586)	(14,728)
Net cash used in financing activities	(4,462)	(724)	(4,189)
Effect of exchange rate changes on cash and cash equivalents	4,557	(525)	(2,000)
Net (decrease) increase in cash and cash equivalents	(5,628)	5,849	(170,446)
Cash and cash equivalents at the beginning of the year	6,363	514	170,960
Cash and cash equivalents at the end of the year	735	6,363	514
Cash paid during the year for:
Income taxes		106	301
Interest expense	1,053	1,556	1,897
Non-cash investing and financing activities:
Interest expenses payable	661	40	20
Payable for property, plant and equipment	564	6,303	7,455
Payable for intangible assets	847		$ 1,590
Receivables from disposal of a real estate		447
Receivables from disposal of a subsidiary	$ 66,722
Other payable offset with proceeds from sales of property		$ 12,156